Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
18. Employee Benefit Plans
Pension and Other Postretirement Benefit Plans
Certain subsidiaries of MetLife, Inc. sponsor and/or administer various U.S. qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. U.S. pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The U.S. nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. The non-U.S. pension plans generally provide benefits based upon either years of credited service and earnings preceding-retirement or points earned on job grades and other factors in years of service.
These subsidiaries also provide certain postemployment benefits and certain postretirement medical and life insurance benefits for U.S. retired employees. Employees of these subsidiaries who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for one of the subsidiaries may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.
The benefit obligations, funded status and net periodic benefit costs related to these pension and other postretirement benefits were comprised of the following:

	December 31, 2015						December 31, 2014
	Pension Benefits			Other Postretirement Benefits			Pension Benefits			Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	Total	U.S. Plans	Non-U.S. Plans	Total	U.S. Plans	Non-U.S. Plans	Total	U.S. Plans	Non-U.S. Plans	Total
	(In millions)
Benefit obligations	$9,759	$747	$10,506	$1,895	$29	$1,924	$10,262	$739	$11,001	$2,110	$35	$2,145
Estimated fair value of plan assets	8,490	261	8,751	1,373	9	1,382	8,750	253	9,003	1,426	10	1,436
Over (under) funded status	$(1,269)	$(486)	$(1,755)	$(522)	$(20)	$(542)	$(1,512)	$(486)	$(1,998)	$(684)	$(25)	$(709)
Net periodic benefit costs	$273	$73	$346	$63	$6	$69	$346	$79	$425	$43	$5	$48

Obligations and Funded Status

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$11,001	$2,145	$9,335	$1,875
Service costs	276	17	262	16
Interest costs	423	90	456	94
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(627)	(235)	1,607	264
Acquisition, divestitures, settlements and curtailments	(4)	(2)	(18)	(5)
Change in benefits	—	(7)	(4)	(9)
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(32)	(5)	(101)	(4)
Benefit obligations at December 31,	10,506	1,924	11,001	2,145
Change in plan assets
Estimated fair value of plan assets at January 1,	9,003	1,436	8,024	1,366
Actual return on plan assets	(127)	4	1,108	112
Acquisition, divestitures and settlements	(3)	(4)	(10)	—
Plan participants’ contributions	—	30	—	30
Employer contributions	424	26	450	44
Benefits paid	(531)	(109)	(536)	(116)
Effect of foreign currency translation	(15)	(1)	(33)	—
Estimated fair value of plan assets at December 31,	8,751	1,382	9,003	1,436
Over (under) funded status at December 31,	$(1,755)	$(542)	$(1,998)	$(709)
Amounts recognized in the consolidated balance sheets
Other assets	$5	$1	$7	$1
Other liabilities	(1,760)	(543)	(2,005)	(710)
Net amount recognized	$(1,755)	$(542)	$(1,998)	$(709)
AOCI
Net actuarial (gains) losses	$2,945	$222	$3,093	$425
Prior service costs (credit)	—	(14)	(1)	(10)
AOCI, before income tax	$2,945	$208	$3,092	$415
Accumulated benefit obligation	$10,082	N/A	$10,355	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2015	2014	2015	2014
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$10,437	$10,944	$2,476	$2,615
Accumulated benefit obligations	$10,052	$10,304	$2,340	$2,362
Estimated fair value of plan assets	$8,715	$8,931	$839	$853

Net Periodic Benefit Costs
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2015		2014		2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs
Service costs	$276	$17	$262	$16	$303	$22
Interest costs	423	90	456	94	403	94
Settlement and curtailment costs	(1)	3	19	4	(2)	1
Expected return on plan assets	(542)	(80)	(482)	(76)	(489)	(76)
Amortization of net actuarial (gains) losses	191	42	169	11	228	55
Amortization of prior service costs (credit)	(1)	(3)	1	(1)	6	(75)
Total net periodic benefit costs (credit)	346	69	425	48	449	21
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	43	(161)	960	223	(544)	(532)
Prior service costs (credit)	—	(7)	(20)	(13)	—	—
Amortization of net actuarial (gains) losses	(191)	(42)	(169)	(11)	(228)	(57)
Amortization of prior service (costs) credit	1	3	(1)	1	(6)	75
Total recognized in OCI	(147)	(207)	770	200	(778)	(514)
Total recognized in net periodic benefit costs and OCI	$199	$(138)	$1,195	$248	$(329)	$(493)
The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $193 million and ($1) million, and $13 million and ($7) million, respectively.
Assumptions
Assumptions used in determining benefit obligations for the U.S. plans were as follows:

	Pension Benefits			Other Postretirement Benefits
December 31, 2015
Weighted average discount rate	4.50%			4.60%
Rate of compensation increase	2.25%	-	8.50%	N/A
December 31, 2014
Weighted average discount rate	4.10%			4.10%
Rate of compensation increase	2.25%	-	8.50%	N/A
Assumptions used in determining net periodic benefit costs for the U.S. Plans were as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31, 2015
Weighted average discount rate	4.10%			4.10%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2014
Weighted average discount rate	5.15%			5.15%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	3.50%	-	7.50%	N/A
Year Ended December 31, 2013
Weighted average discount rate	4.20%			4.20%
Weighted average expected rate of return on plan assets	6.25%			5.76%
Rate of compensation increase	3.50%	-	7.50%	N/A

The weighted average discount rate for the U.S. plans is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.
The weighted average expected rate of return on plan assets for the U.S. plans is based on anticipated performance of the various asset sectors in which the plans invest, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.
The weighted average expected rate of return on plan assets for use in that plan’s valuation in 2016 is currently anticipated to be 6.00% for U.S. pension benefits and 5.52% for U.S. other postretirement benefits.
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2015		2014
	Before Age 65	Age 65 and older	Before Age 65	Age 65 and older
Following year	6.3%	10.3%	6.4%	6.4%
Ultimate rate to which cost increase is assumed to decline	4.2%	4.6%	4.4%	4.7%
Year in which the ultimate trend rate is reached	2086	2091	2094	2089

Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects on the U.S. Plans as of December 31, 2015:

	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$15	$(12)
Effect of accumulated postretirement benefit obligations	$253	$(207)
As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife’s demographic experience and reflects the current best estimate of expected mortality rates for MetLife’s participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.
Plan Assets
Certain U.S. subsidiaries provide employees with benefits under various Employee Retirement Income Security Act of 1974 (“ERISA”) benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of these U.S. subsidiaries’ qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company’s insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.
The insurance contract provider engages investment management firms (“Managers”) to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the “Invested Plans”) are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.
The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan’s funded status; (ii) minimizing the volatility of the Invested Plan’s funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan’s investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan’s assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.
Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.
The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

	December 31,
	2015				2014
	U.S. Pension Benefits		U.S. Other Postretirement Benefits		U.S. Pension Benefits	U.S. Other Postretirement Benefits
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities	80%	71%	76%	73%	69%	71%
Equity securities	10%	14%	24%	25%	15%	27%
Alternative securities (1)	10%	15%	—%	2%	16%	2%
Total assets		100%		100%	100%	100%
______________

(1)
Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. U.S. other postretirement benefits do not include postretirement life’s target and actual allocation of plan assets that are all in short-term investments.

Estimated Fair Value
The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.
The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2015
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,979	$78	$3,057	$18	$281	$1	$300
U.S. government bonds	994	493	—	1,487	193	12	—	205
Foreign bonds	—	764	17	781	—	69	—	69
Federal agencies	—	228	—	228	—	34	—	34
Municipals	—	302	—	302	—	56	—	56
Other (1)	—	354	7	361	—	47	—	47
Total fixed maturity securities	994	5,120	102	6,216	211	499	1	711
Equity securities:
Common stock - domestic	751	24	—	775	126	—	—	126
Common stock - foreign	378	61	—	439	111	—	—	111
Total equity securities	1,129	85	—	1,214	237	—	—	237
Other investments	32	84	723	839	—	—	—	—
Short-term investments	10	309	—	319	1	431	—	432
Money market securities	9	49	—	58	—	—	—	—
Derivative assets	26	3	76	105	2	—	—	2
Total assets	$2,200	$5,650	$901	$8,751	$451	$930	$1	$1,382

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,704	$80	$2,784	$42	$244	$3	$289
U.S. government bonds	1,605	223	—	1,828	169	12	—	181
Foreign bonds	—	808	17	825	—	78	—	78
Federal agencies	—	254	—	254	—	35	—	35
Municipals	—	270	—	270	—	74	—	74
Other (1)	—	188	8	196	—	63	—	63
Total fixed maturity securities	1,605	4,447	105	6,157	211	506	3	720
Equity securities:
Common stock - domestic	951	—	—	951	188	—	—	188
Common stock - foreign	394	57	—	451	80	—	—	80
Total equity securities	1,345	57	—	1,402	268	—	—	268
Other investments	34	24	745	803	—	—	—	—
Short-term investments	189	276	—	465	14	433	—	447
Money market securities	29	56	—	85	—	—	—	—
Derivative assets	11	7	73	91	—	1	—	1
Total assets	$3,213	$4,867	$923	$9,003	$493	$940	$3	$1,436
______________

(1)	Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities:			Equity Securities:
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Balance, January 1, 2014	$59	$11	$19	$148	$602	$37
Realized gains (losses)	3	—	—	—	(13)	(16)
Unrealized gains (losses)	—	—	—	—	112	18
Purchases, sales, issuances and settlements, net	11	6	(2)	—	(104)	34
Transfers into and/or out of Level 3	7	—	(9)	(148)	148	—
Balance, December 31, 2014	$80	$17	$8	$—	$745	$73
Realized gains (losses)	1	—	—	—	—	(11)
Unrealized gains (losses)	(4)	(1)	2	—	55	(9)
Purchases, sales, issuances and settlements, net	8	2	(1)	—	(77)	23
Transfers into and/or out of Level 3	(7)	(1)	(2)	—	—	—
Balance, December 31, 2015	$78	$17	$7	$—	$723	$76
______________

(1)	Other includes ABS and collateralized mortgage obligations.
Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2015 and 2014.
Expected Future Contributions and Benefit Payments
It is the subsidiaries’ practice to make contributions to the U.S. qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2016. The subsidiaries expect to make discretionary contributions to the qualified pension plan of $300 million in 2016. For information on employer contributions, see “— Obligations and Funded Status.”
Benefit payments due under the U.S. nonqualified pension plans are primarily funded from the subsidiaries’ general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The U.S. subsidiaries expect to make contributions of $65 million to fund the benefit payments in 2016.
Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the subsidiaries; or (iii) both. Current regulations do not require funding for these benefits. The subsidiaries use their general assets, net of participant’s contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the subsidiaries may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The U.S. subsidiaries expect to make contributions of $50 million towards benefit obligations in 2016 to pay postretirement medical claims.
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2016	$545	$86
2017	$570	$87
2018	$582	$90
2019	$606	$92
2020	$627	$95
2021-2025	$3,463	$508

Additional Information
As previously discussed, most of the assets of the U.S. pension benefit plans are held in a group annuity contract issued by the subsidiaries while some of the assets of the U.S. postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the subsidiaries to hold such assets. Total revenues from these contracts recognized in the consolidated statements of operations were $55 million, $50 million and $49 million for the years ended December 31, 2015, 2014 and 2013, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was ($130) million, $1.2 billion and $20 million for the years ended December 31, 2015, 2014 and 2013, respectively. The terms of these contracts are consistent in all material respects with those the subsidiaries offer to unaffiliated parties that are similarly situated.
Defined Contribution Plans
Certain subsidiaries sponsor defined contribution plans under which a portion of employee contributions are matched. These subsidiaries contributed $80 million, $77 million and $93 million for the years ended December 31, 2015, 2014 and 2013, respectively.